SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Net Loss Attributable to Common Shareholders (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Net Loss	$ (3,913,472)	$ (6,083,352)	$ (2,312,785)	$ (4,297,249)	$ (9,996,824)	$ (6,610,034)	$ (19,754,705)	$ (6,000,003)
Down round deemed dividend	(11,653,986)				(11,653,986)
Net Loss attributable to common shareholders	$ (15,567,458)				$ (21,650,810)
Earnings Per Share (Basic)	$ (0.33)		$ (0.08)		$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)
Earnings Per Share (Diluted)	$ (0.33)		$ (0.08)		$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)